GOODWILL AND OTHER INTANGIBLE ASSETS (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Restructuring Cost and Reserve [Line Items]
Goodwill impairment						$ 593,790
Amortization expense	$ 381,514	$ 321,608	$ 1,077,193	$ 969,861	1,109,033	633,505
Goodwill	$ 9,750,492		$ 9,750,492		8,761,725	8,548,608	$ 1,705,548
Commercial Coverage Solutions LLC [Member]
Restructuring Cost and Reserve [Line Items]
Goodwill impairment					$ 593,790	$ 593,790